Time charter revenue	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Time charter revenue

12. Time charter revenue

Time charter revenue as of December 31, 2018, 2017 and 2016 consisted of the following:

	December 31, 2018	December 31, 2017	December 31, 2016
Time charter revenue	$30,890	$35,334	$37,881
Time charter revenue-related party	126,207	123,944	128,956
	$157,097	$159,278	$166,837

Operating revenue from significant customers (constituting more than 10% of total time charter revenue) was as follows:

	Year Ended December 31,
Charterer	2018	2017	2016
CMA CGM	80.41%	77.82%	77.29%
OOCL	Under 10%	22.18%	22.71%